Fair Value Measurements (Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	$ 6,100
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	8,550	7,989
Total Liabilities	0	0
Recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	43,906	83,295
Total Liabilities	14,518	12,911
Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Total Liabilities	6,127	18,983
Recurring basis | Estimate of fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	52,456	91,284
Total Liabilities	20,645	31,894
Recurring basis | Foreign exchange contracts | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Recurring basis | Foreign exchange contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	14,518	12,911
Recurring basis | Foreign exchange contracts | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Recurring basis | Foreign exchange contracts | Estimate of fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	14,518	12,911
Recurring basis | Contingent consideration | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	0	0
Recurring basis | Contingent consideration | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	0	0
Recurring basis | Contingent consideration | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	6,127	18,983	38,646
Recurring basis | Contingent consideration | Estimate of fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent Consideration	6,127	18,983
Recurring basis | Short-term investments | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	8,550	7,989
Recurring basis | Short-term investments | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	41,373	82,462
Recurring basis | Short-term investments | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	0	0
Recurring basis | Short-term investments | Estimate of fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	49,923	90,451
Recurring basis | Foreign exchange contracts | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Recurring basis | Foreign exchange contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	2,533	833
Recurring basis | Foreign exchange contracts | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Recurring basis | Foreign exchange contracts | Estimate of fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	$ 2,533	$ 833